Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of inventories
	2021	2020

E-watches	$246,778	$8,285
Accessories and appliances	-	3,407
Total inventories, net	$246,778	$11,692

Schedule of estimated useful lives of the assets
Useful Lives
Office Equipment	5 Years
Electronic Equipment	5 Years
Motor Vehicles	10 Years

Schedule of outlines the currency exchange rates
	June 30, 2021	June 30, 2020	June 30, 2019
Year-end spot rate	US$1= 6.4601 RMB	US$1= 7.0795 RMB	US$1= 6.8747 RMB
Average rate	US$1= 6.6076 RMB	US$1= 7.0293 RMB	US$1= 6.8260 RMB